Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 416,455	$ 353,628	$ 304,500
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	121,961	99,991	91,727
Gain on sale of vessels	(46,272)	0	0
Impairment of vessels	0	0	18,830
Amounts reclassified to other comprehensive income	0	877	214
Amortization of derivative assets’ premium	3,568	4,586	4,271
Amortization of deferred financing costs	3,660	6,828	5,526
Amortization of original issue discount on instruments	(73)	0	0
Amortization of intangible liabilities - charter agreements	(13,486)	(5,526)	(8,080)
Fair value adjustment on derivative asset	4,952	5,170	5,372
Prepayment fees on debt repayment	175	870	0
Stock based compensation expense	13,964	8,704	10,189
Changes in operating assets and liabilities:
(Increase)/decrease in accounts receivable and other assets	(29,735)	4,535	(669)
Decrease/(increase) in inventories	4,305	(3,141)	(3,527)
Increase in derivative assets	(194)	(249)	0
Increase/(decrease) in accounts payable and other liabilities	38,745	16,244	(5,890)
Decrease in related parties' balances, net	163	290	192
Increase/(decrease) in deferred revenue	68,299	(20,153)	(9,306)
Payments for drydocking and special survey costs	(58,189)	(42,506)	(38,341)
Unrealized foreign exchange loss/(gain)	1	(2)	0
Net cash provided by operating activities	528,299	430,146	375,008
Cash flows from investing activities:
Acquisition of vessels	(121,541)	(205,500)	(123,300)
Cash paid for vessel expenditures	(14,173)	(12,840)	(19,586)
Net proceeds from sale of vessels	88,568	0	5,940
Advances for vessel acquisitions and other additions	(33,226)	(24,154)	(9,587)
Time deposits and other instruments acquired	(271,532)	(12,150)	(5,450)
Net cash used in investing activities	(351,904)	(254,644)	(151,983)
Cash flows from financing activities:
Proceeds from drawdown of credit facilities and sale and leaseback	218,500	344,500	76,000
Repayment of credit facilities and sale and leaseback	(144,672)	(185,438)	(202,348)
Repayment of refinanced debt, including prepayment fees	(70,393)	(292,010)	0
Deferred financing costs paid	(2,185)	(3,120)	(1,140)
Net proceeds from offering of Class A common shares, net of offering costs	(332)	445	0
Cancellation of Class A common shares	0	(4,994)	(21,969)
Class A common shares - dividend paid	(76,061)	(58,438)	(53,249)
Series B Preferred Shares - dividend paid	(9,536)	(9,536)	(9,536)
Net cash used in financing activities	(84,679)	(208,591)	(212,242)
Net increase/(decrease) in cash and cash equivalents and restricted cash	91,716	(33,089)	10,783
Cash and cash equivalents and restricted cash at beginning of the year	247,624	280,713	269,930
Cash and cash equivalents and restricted cash at end of the year	339,340	247,624	280,713
Supplementary Cash Flow Information:
Cash paid for interest	46,806	55,421	67,997
Cash received from interest rate caps	16,600	27,027	32,549
Non-cash investing activities:
Acquisition of intangibles	54,109	49,295	0
Non-cash financing activities:
Unpaid offering costs	40	0	0
Unrealized loss on derivative assets/FX option	$ (10,415)	$ (16,179)	$ (16,625)